FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 16, 2005

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $133,897

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2435    28419 SH       SOLE                    28419
Abbott Laboratories            COM              002824100     3536    75857 SH       SOLE                    75857
American Express Co.           COM              025816109     3839    74723 SH       SOLE                    74723
Amgen, Inc.                    COM              031162100     1018    17481 SH       SOLE                    17481
Applied Materials, Inc.        COM              038222105     2720   167355 SH       SOLE                   167355
Astoria Financial              COM              046265104     2519    99560 SH       SOLE                    99560
AutoZone, Inc.                 COM              053332102     2219    25895 SH       SOLE                    25895
Automatic Data Processing, Inc COM              053015103      308     6847 SH       SOLE                     6847
Beazer Homes USA               COM              07556Q105      730    14641 SH       SOLE                    14641
Bed, Bath & Beyond, Inc.       COM              075896100     1268    34700 SH       SOLE                    34700
Berkshire Hathaway Cl. B       COM              084670207     5741     2010 SH       SOLE                     2010
Cisco Systems, Inc.            COM              17275R102     3252   181800 SH       SOLE                   181800
Citigroup, Inc.                COM              172967101     2377    52889 SH       SOLE                    52889
Clear Channel Communications   COM              184502102     2142    62127 SH       SOLE                    62127
Coca-Cola Co.                  COM              191216100     6078   145852 SH       SOLE                   145852
Colgate-Palmolive Co.          COM              194162103      349     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3598    81439 SH       SOLE                    81439
D.R. Horton, Inc.              COM              23331A109     2424    82890 SH       SOLE                    82890
Dell, Inc.                     COM              24702R101     4139   107723 SH       SOLE                   107723
Exxon Mobil Corp.              COM              30231G102      210     3524 SH       SOLE                     3524
Gannett Co., Inc.              COM              364730101      723     9142 SH       SOLE                     9142
General Electric Co.           COM              369604103     4500   124789 SH       SOLE                   124789
Gillette Co.                   COM              375766102     4966    98370 SH       SOLE                    98370
Home Depot, Inc.               COM              437076102     5822   152258 SH       SOLE                   152258
Hospira, Inc.                  COM              441060100      240     7446 SH       SOLE                     7446
IAC/InterActiveCorp            COM              44919P102     4107   184409 SH       SOLE                   184409
Intel Corp.                    COM              458140100     2647   113960 SH       SOLE                   113960
International Business Machine COM              459200101     1638    17923 SH       SOLE                    17923
JPMorgan Chase & Co., Inc.     COM              46625H100     2759    79735 SH       SOLE                    79735
Johnson & Johnson, Inc.        COM              478160104     4297    63977 SH       SOLE                    63977
Lowes Companies, Inc.          COM              548661107     1690    29600 SH       SOLE                    29600
McDonalds Corp.                COM              580135101     3042    97675 SH       SOLE                    97675
McGraw-Hill, Inc.              COM              580645109     2863    32811 SH       SOLE                    32811
Medco Health Solutions, Inc.   COM              58405U102     3502    70655 SH       SOLE                    70655
Medtronic, Inc.                COM              585055106     2094    41105 SH       SOLE                    41105
Microsoft Corp.                COM              594918104     4689   194003 SH       SOLE                   194003
Newell Rubbermaid Co.          COM              651229106      578    26353 SH       SOLE                    26353
Nokia Corp. ADS                COM              654902204      429    27800 SH       SOLE                    27800
North Fork Bancorp             COM              659424105     1181    42580 SH       SOLE                    42580
Paychex, Inc.                  COM              704326107      669    20371 SH       SOLE                    20371
PepsiCo, Inc.                  COM              713448108     3069    57872 SH       SOLE                    57872
Pfizer, Inc.                   COM              717081103     3953   150478 SH       SOLE                   150478
Reader's Digest Assn., Inc.    COM              755267101     4111   237485 SH       SOLE                   237485
State Street Corp.             COM              857477103      742    16980 SH       SOLE                    16980
Stryker Corp.                  COM              863667101     1413    31665 SH       SOLE                    31665
Symbol Technologies, Inc.      COM              871508107     1175    81075 SH       SOLE                    81075
Sysco Corp.                    COM              871829107     2528    70614 SH       SOLE                    70614
Time Warner, Inc.              COM              887317105     4875   277759 SH       SOLE                   277759
U.S. Bancorp                   COM              902973304     2293    79574 SH       SOLE                    79574
United Parcel Service Cl. B    COM              911312106      216     2966 SH       SOLE                     2966
Wal-Mart Stores                COM              931142103     2266    45211 SH       SOLE                    45211
Washington Mutual, Inc.        COM              939322103     2458    62235 SH       SOLE                    62235
Waste Management, Inc.         COM              94106L109     1464    50731 SH       SOLE                    50731